Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 17,953	$ 22,534
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount Of Gain Loss Reclassified From Accumulated Other Comprehensive Income Amount Net Of Tax	0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(1,381)
Accumulated Other Comprehensive Income (Loss), Net of Tax	17,610	18,991
Unrealized Gain(Loss) Marketable Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount Of Gain Loss Reclassified From Accumulated Other Comprehensive Income Amount Net Of Tax	(4,757)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	1,543
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1)	3,213
Minimum Pension Liability [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount Of Gain Loss Reclassified From Accumulated Other Comprehensive Income Amount Net Of Tax	0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	14
Accumulated Other Comprehensive Income (Loss), Net of Tax	344	330
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amount Of Gain Loss Reclassified From Accumulated Other Comprehensive Income Amount Net Of Tax	(4,757)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	176
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 17,953	$ 22,534